Contract Assets in respect of Concession Arrangements for the Construction and Operation of Photovoltaic Systems (Tables)	12 Months Ended
Dec. 31, 2023
Contract Assets In Respect Of Concession Arrangements For Construction And Operation Of Photovoltaic Systems [Abstract]
Disclosure of information about contract assets
Project	Total capacity in MW	Stake in the project	Tariff approval for the facility (NIS 0.01 per kWh)	Rate of return on the contract asset	Contract asset as of December 31, 2023 (USD in thousands)	Expiry date of the contract
Peirot HaGolan	1.5	51%	53.99	5.75% linked	2,704	30/06/2035
Sde Nehemia	0.63	100%	53.99	5.75% linked	870	31/03/2035
Barbur	0.5	51%	53.99	5.75% linked	680	31/03/2035
Talmei Bilu	10	100%	102.46	6.5% linked	34,062	30/09/2033
Mivtachim	10	100%	130.39	8% linked	40,411	30/09/2033
Kramim	5	100%	96.31	6% linked	13,170	31/12/2033
Idan	3	100%	96.31	6% linked	7,519	30/09/2033
Balance as of December 31, 2023					99,416

Disclosure of information about reclassification of contract assets in respect of concession arrangements
	2023	2022
	USD in thousands
Balance as of January 1	106,774	287,042
Repayment of contract asset under concession arrangements	(14,120)	(17,579)
Finance incomes	9,643	17,188
Reclassification from IFRIC 12 to a fixed asset (*)	-	(162,359)
Translation differences	(2,881)	(17,518)
Balance as of December 31	99,416	106,774